Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	6/17/2013
Transaction Month	20
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$4,834,006.02	0.0153461	$-	-	$4,834,006.02
Class A-3 Notes	$270,000,000.00	1.0000000	$251,472,757.07	0.9313806	$18,527,242.93
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$464,094,006.02	0.4621254	$440,732,757.07	0.4388632	$23,361,248.95

Weighted Avg. Coupon (WAC)	4.40%		4.41%
Weighted Avg. Remaining Maturity (WARM)	38.40		37.52
Pool Receivables Balance	$527,178,407.82		$500,233,545.62
Remaining Number of Receivables	45,806		44,704

Adjusted Pool Balance	$518,266,133.42		$491,869,241.96

III. COLLECTIONS

Principal:
Principal Collections	$26,215,240.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$447,013.03
Total Principal Collections	$26,662,253.60

Interest:
Interest Collections	$1,935,738.78
Late Fees & Other Charges	$38,443.26
Interest on Repurchase Principal	$-
Total Interest Collections	$1,974,182.04

Collection Account Interest	$1,880.27
Reserve Account Interest	$394.14
Servicer Advances	$-

Total Collections	$28,638,710.05

1 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	6/17/2013
Transaction Month	20
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$28,638,710.05
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,638,710.05

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$439,315.34		$439,315.34	$439,315.34
Collection Account Interest					$1,880.27
Late Fees & Other Charges					$38,443.26
Total due to Servicer					$479,638.87

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$2,497.57		$2,497.57
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$394,279.24		$394,279.24	$394,279.24

Available Funds Remaining:					$27,764,791.94

3. Principal Distribution Amount:					$23,361,248.95

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$4,834,006.02
Class A-3 Notes				$18,527,242.93
Class A-4 Notes				$-
Class A Notes Total:		23,361,248.95		$23,361,248.95
Total Noteholders Principal				$23,361,248.95

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,403,542.99

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,912,274.40
Beginning Period Amount	$8,912,274.40
Current Period Amortization	$547,970.73
Ending Period Required Amount	$8,364,303.66
Ending Period Amount	$8,364,303.66
Next Distribution Date Required Amount	$7,837,718.92

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$54,172,127.40	$51,136,484.89	$51,136,484.89
Overcollateralization as a % of Adjusted Pool	10.45%	10.40%	10.40%

2 of 3

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	6/17/2013
Transaction Month	20
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.78%	44,160	98.39%	$492,189,745.54
30 - 60 Days	1.01%	451	1.33%	$6,643,802.05
61 - 90 Days	0.18%	80	0.24%	$1,196,940.83
91 + Days	0.03%	13	0.04%	$203,057.20
		44,704		$500,233,545.62
Total
Delinquent Receivables 61 + days past due	0.21%	93	0.28%	$1,399,998.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	86	0.24%	$1,281,869.60
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	82	0.23%	$1,263,531.76
Three-Month Average Delinquency Ratio	0.19%		0.25%

Repossession in Current Period		35		$537,014.14
Repossession Inventory		47		$327,732.20

Charge-Offs
Gross Principal of Charge-Off for Current Period				$729,621.63
Recoveries				$(447,013.03)
Net Charge-offs for Current Period				$282,608.60

Beginning Pool Balance for Current Period				$527,178,407.82

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				-0.18%
Net Loss Ratio for 2nd Preceding Collection Period				-0.01%
Three-Month Average Net Loss Ratio for Current Period				0.15%

Cumulative Net Losses for All Periods				$5,193,894.36
Cumulative Net Losses as a % of Initial Pool Balance				0.47%

Principal Balance of Extensions				$1,865,419.83
Number of Extensions				117

3 of 3